Rule 497(e)
                                      Registration Nos. 333-182308 and 811-22717


                      FIRST TRUST EXCHANGE-TRADED FUND VI
                                 (the "Trust")

            INTERNATIONAL MULTI ASSET DIVERSIFIED INCOME INDEX FUND
                   MULTI ASSET DIVERSIFIED INCOME INDEX FUND
                 (each a "Fund" and collectively, the "Funds")

         SUPPLEMENT TO THE FUNDS' PROSPECTUS DATED FEBRUARY 1, 2016
        AS PREVIOUSLY SUPPLEMENTED ON MARCH 16, 2016 AND MARCH 18, 2016


                              DATED JUNE 24, 2016


            Notwithstanding anything to the contrary in the Funds' prospectus, any references to "SIG Energy MLP Index" or "SIG MLP Index" are replaced with "DWA MLP Index."

            Any resulting changes to a Fund's Index constituents will be reflected in the Fund's portfolio at the next rebalance as of the market close of the third Friday in September.



   PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE